SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Shares acquired under terms of option agreements	$ 1,008	$ 1,018
Transfer of share-based payments reserve upon exercise of RSUs	1,155	90
Equipment acquired under finance leases and equipment loans	4,014	820
Non-cash investing and financing activities	$ 6,177	$ 1,928